Income Taxes - Schedule of Loss Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States	$ (94,455)	$ (37,316)	$ (16,744)
Foreign	(85,477)	595	33
Total	$ (179,932)	$ (36,721)	$ (16,711)